Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities - Other Tax Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities
Other tax liabilities, Current	€ 917	€ 1,014
Other non-financial liabilities, Current	€ 4,849	€ 5,537
Other tax liabilities as % of / Other non-financial liabilities, Current	19.00%	18.00%
Other tax liabilities, Non-Current	€ 0	€ 0
Other non-financial liabilities, Non-Current	€ 524	€ 749
Other tax liabilities as % of / Other non-financial liabilities, Non-Current	0.00%	0.00%
Other tax liabilities, Total	€ 917	€ 1,014
Other non-financial liabilities, Total	€ 5,373	€ 6,286
Other tax liabilities as % of / Other non-financial liabilities, Total	17.00%	16.00%